Note 16 - Pension Plan - Changes in Benefit Obligations (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Projected benefit obligation	$ 36,659	$ 31,421
Current service cost	1,220	1,076
Plan participant / third party contributions	308	336
Interest cost	701	794
Benefits paid	(495)	(438)
Curtailment	(125)
Foreign exchange	5,204	(969)
Expected projected benefit obligation, December 31	43,473	32,220
Actuarial (gain)/ loss, net of foreign exchange	(1,105)	4,438
Projected benefit obligation	$ 42,368	$ 36,659